Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Funds (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 121	$ 98	$ 166
Restricted funds	16	21	11
Restricted funds included in other long-term assets	18		32
Cash, cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$ 155	$ 139	$ 209	$ 140